Non-current Assets Held for Sale - Schedule of Non-current Assets as Held for Sale (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current Assets Held for Sale [line items]
Property, plant and equipment	₩ 21,600,130	₩ 16,201,960	₩ 12,031,449
Non-current assets held for sale [member]
Non-current Assets Held for Sale [line items]
Property, plant and equipment	₩ 70,161